CARLYLE ALPINVEST PRIVATE MARKETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (UNAUDITED)

	Reference Rate and Spread[1]	Maturity Date	Principal /Par	Cost	Fair Value[2]
Broadly Syndicated Loans (10.26%)[6]
First Lien (10.26%)
North America (9.60%)
ABG Intermediate Holdings 2 LLC	1M SOFR + 3.50%	12/21/2028	$248,744	$247,565	$247,313
Acrisure, LLC	1M US L + 3.75%	2/15/2027	298,481	290,597	290,521
Advisor Group Holdings, Inc.	1M US L + 4.50%	7/31/2026	248,711	248,150	248,739
AlixPartners, LLP	1M SOFR + 2.50%	2/4/2028	248,728	249,018	247,982
Alterra Mountain Company	1M US L + 3.50%	8/17/2028	248,734	248,734	247,801
Amentum Government Holdings LLC	1M US L + 4.00%	1/29/2027	248,718	245,296	244,365
American Airlines, Inc.	1M US S + 3.18%%	2/15/2028	250,000	241,065	245,172
Applovin Corporation	1M SOFR + 3.35%	8/15/2025	273,568	270,043	273,269
Assured Partners, Inc.	1M SOFR + 3.50%	2/12/2027	248,731	246,449	246,037
Asurion, LLC	1M US L + 3.00%	11/3/2024	184,316	183,046	184,018
Avis Budget Car Rental LLC	1M SOFR + 1.75%	8/6/2027	248,711	246,123	245,331
Baldwin Risk Partners, LLC	1M US L + 3.50%	10/14/2027	248,731	246,414	244,274
Bally's Corporation	1M US L + 3.25%	10/20/2028	149,242	144,297	145,664
Blackstone Mortgage Trust, Inc.	1M US L + 2.75%	4/23/2026	248,728	247,342	233,804
Broadstreet Partners, Inc.	1M US L + 3.00%	1/27/2027	248,715	245,873	245,141
Brookfield WEC Holdings Inc.	1M US L + 2.75%	8/1/2025	248,724	248,990	248,033
Brown Group Holding, LLC	1M SOFR + 2.50%	6/7/2028	248,644	248,352	244,604
Calpine Corporation	1M US L + 2.00%	4/5/2026	248,705	248,981	248,327
Cambrex Corporation	1M SOFR + 3.50%	12/4/2026	249,931	248,506	247,327
Carnival Corporation	1M US L + 3.00%	6/30/2025	198,974	197,494	198,539
CCI Buyer, Inc.	3M SOFR + 4.00%	12/17/2027	198,982	195,959	195,044
Ceridian HCM Holding Inc.	1M US L + 2.50%	4/30/2025	248,695	248,174	248,384
Charter Communications Operating, LLC	1M SOFR + 1.75%	2/1/2027	248,708	248,424	247,049
Clipper Acquisitions Corp.	1M US L + 1.75%	3/3/2028	248,728	247,274	244,375
Coral-US Co-Borrower LLC	1M US L + 3.00%	10/15/2029	275,000	273,686	272,151
Covanta Holding Corporation	1M SOFR + 2.50%	11/30/2028	185,028	185,247	183,207
Covanta Holding Corporation	1M SOFR + 2.50%	11/30/2028	14,035	14,052	13,897
Crocs, Inc.	1M SOFR + 3.50%	2/20/2029	140,896	140,561	141,104
CSC Holdings, LLC	1M US L + 2.25%	7/17/2025	249,373	242,980	239,815
CUSHMAN & WAKEFIELD U.S. BORROWER, LLC.	1M US L + 2.75%	8/21/2025	275,000	274,410	272,250
DaVita Inc.	1M US L + 1.75%	8/12/2026	294,790	292,799	290,186
Dun & Bradstreet Corp.	1M SOFR + 3.25%	1/18/2029	248,741	248,151	247,808
EFS Cogen Holdings I LLC	3M US L + 3.50%	10/1/2027	197,760	196,380	194,710
Elanco Animal Health Inc.	1M SOFR + 1.75%	8/1/2027	273,485	270,005	268,273
Electron Bidco Inc.	1M SOFR + 3.00%	11/1/2028	198,992	198,757	197,914
Epicor Software Corporation	1M SOFR + 3.25%	7/30/2027	273,593	269,788	269,867
Flutter Entertainment Public Limited Company	3M US L + 2.25%	7/21/2026	248,734	248,734	248,518
Froneri International Limited	3M US L + 2.25%	1/29/2027	273,590	271,713	271,743
Go Daddy Operating Co. LLC	1M US L + 2.00%	8/10/2027	248,718	248,718	248,238
Grab Holdings Inc.	1M US L + 4.50%	1/29/2026	124,759	124,194	124,499
Grifols Worldwide Operations Ltd.	3M SOFR + 2.00%	11/15/2027	250,000	245,928	245,730
Hudson River Trading LLC	1M SOFR + 3.00%	3/20/2028	198,982	193,849	193,212
IRB Holding Corporation	1M SOFR + 3.00%	12/15/2027	198,992	197,367	197,438
Jane Street Group, LLC	1M SOFR + 2.75%	1/26/2028	248,724	248,724	247,926
Janus International Group, LLC	1M US L + 3.25%	2/12/2025	231,089	231,089	230,463
Jazz Pharmaceuticals Public Limited Company	1M US L + 3.50%	5/5/2028	248,593	248,885	248,192
KKR Apple Bidco, LLC	1M SOFR + 2.75%	9/22/2028	248,737	248,444	246,340

CARLYLE ALPINVEST PRIVATE MARKETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (UNAUDITED)

	Reference Rate and Spread[1]	Maturity Date	Principal /Par	Cost	Fair Value[2]
North America (9.60%) (continued)
Maravai Intermediate Holdings, LLC	3M SOFR + 3.00%	10/19/2027	$248,737	$249,027	$248,426
Medline Borrower, LP	1M US L + 3.25%	10/23/2028	298,489	290,367	294,850
Mister Car Wash Holdings, Inc.	3M SOFR + 3.00%	5/14/2026	250,000	250,000	249,492
NAB Holdings, LLC	3M SOFR + 3.00%	11/23/2028	273,611	272,640	271,149
Netsmart, Inc.	1M US L + 4.00%	10/1/2027	248,728	247,280	247,360
NortonLifeLock Inc.	1M SOFR + 2.00%	9/12/2029	237,758	237,758	236,422
OneDigital Borrower LLC	1M SOFR + 4.25%	11/16/2027	198,990	195,038	195,508
Oryx Midstream Services Permian Basin LLC	1M SOFR + 3.25%	10/5/2028	248,715	248,715	247,939
Osmosis Buyer Ltd.	1M SOFR + 3.75%	7/31/2028	248,744	244,252	243,893
Parkway Generation, LLC	3M US L + 4.75%	2/18/2029	23,192	22,973	22,575
Parkway Generation, LLC	3M US L + 4.75%	2/18/2029	176,363	174,694	171,670
Peraton Corp.	1M SOFR + 3.75%	2/1/2028	248,704	248,122	243,864
Petco Health and Wellness Co Inc.	3M SOFR + 3.25%	3/3/2028	241,019	239,325	239,019
PG&E Corporation	1M US L + 3.00%	6/23/2025	248,718	249,245	248,141
Phoenix Guarantor Inc.	1M US L + 3.25%	3/5/2026	248,711	245,953	245,239
Phoenix Newco, Inc.	1M US L + 3.25%	11/15/2028	248,741	247,269	246,502
Playtika Holding Corp.	1M US L + 2.75%	3/13/2028	248,728	247,563	247,516
Proofpoint, Inc.	1M US L + 3.25%	8/31/2028	248,737	244,921	243,141
RealPage, Inc.	1M US L + 3.00%	4/24/2028	198,987	195,250	194,460
Red Ventures, LLC	1M SOFR + 3.00%	3/3/2030	224,438	224,711	222,393
Sedgwick Claims Management Services, Inc.	1M SOFR + 3.75%	2/17/2028	299,250	298,891	297,146
Select Medical Corporation	1M SOFR + 2.50%	3/6/2025	250,000	250,000	249,187
SS&C Technologies Holdings, Inc.	1M SOFR + 2.25%	3/22/2029	99,194	99,311	98,822
SS&C Technologies Holdings, Inc.	1M SOFR + 2.25%	3/22/2029	149,504	149,681	148,943
Station Casinos LLC	1M US L + 2.25%	2/8/2027	273,569	272,317	272,467
Sunshine Luxembourg VII SARL	3M US L + 3.75%	10/1/2026	298,473	293,129	296,497
Telenet Financing USD LLC	1M US L + 2.00%	4/30/2028	250,000	248,535	245,090
Trans Union, LLC	1M SOFR + 2.25%	12/1/2028	233,242	233,518	232,489
Uber Technologies, Inc.	6M SOFR + 2.75%	3/3/2030	298,500	295,603	298,261
UFC Holdings, LLC	3M US L + 2.75%	4/29/2026	248,596	248,042	248,146
University Support Services LLC	1M SOFR + 3.25%	2/10/2029	273,611	272,313	271,047
Univision Communications Inc.	1M US L + 3.25%	3/15/2026	273,604	272,086	270,966
Victoria's Secret & Co.	1M SOFR + 3.25%	8/2/2028	198,987	198,283	196,002
Virgin Media Bristol LLC	1M US L + 2.50%	1/31/2028	300,000	298,948	297,075
Vistra Operations Company, LLC	1M US L + 1.75%	12/31/2025	248,584	248,584	247,900
Wide Open West Finance, LLC	3M SOFR + 3.00%	12/20/2028	248,737	247,854	245,544
William Morris Endeavor Entertainment, LLC	1M US L + 2.75%	5/18/2025	248,367	247,584	247,475
Total North America				$19,596,409	$19,527,210
Europe (0.66%)
Altice Financing S.A., TL	3M SOFR + 5.00%	10/31/2027	274,313	273,352	264,712
HIG Finance 2 Ltd.	1M US L + 3.25%	11/12/2027	248,724	248,435	246,929
Motion Acquisition Ltd.	3M US L + 3.25%	11/12/2026	160,462	158,818	158,891
Motion Acquisition Ltd.	3M US L + 3.25%	11/12/2026	22,814	22,580	22,590
Nouryon Finance B.V.	3M SOFR + 2.75%	10/1/2025	147,884	146,765	147,700
Seren BidCo AB	3M SOFR + 3.40%	11/16/2028	248,737	247,854	244,852
Ziggo Financing Partnership	1M US L + 2.50%	4/30/2028	275,000	273,710	270,482
Total Europe				$1,371,514	$1,356,156
Total First Lien				$20,967,923	$20,883,366
Total Broadly Syndicated Loans				$20,967,923	$20,883,366

CARLYLE ALPINVEST PRIVATE MARKETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (UNAUDITED)

	Acquisition Date	Fair Value[2]
Private Markets Investments (96.48%)[3,8,9]
Direct Investments (37.86%)
Common Stocks (29.74%)
Europe (5.63%)
SEP EIGER AGGREGATOR, L.P.[4]	4/25/2022	$1,986,350
Astorg VIII Co-Invest Corden[4]	8/1/2022	9,478,109
Total Europe		$11,464,459
North America (24.11%)
Webster Cascade Aggregator II, L.P.[4]	12/21/2022	3,624,764
Victors CCC Aggregator LP4	5/31/2022	3,094,980
WPP Fairway Aggregator B, L.P.[4]	9/30/2022	7,345,333
Corsair Amore Investors, L.P. [4]	5/25/2022	1,752,000
OEP VIII Project Greenheart Co-investment Partners, L.P.[4,7]	10/17/2022	10,909,091
Magnesium Co-Invest SCSp[4]	5/6/2022	9,710,945
Webster Oceans Co-Investment Fund, L.P.[4]	1/31/2022	3,198,582
Oscar Holdings, LP4	4/27/2022	6,173,480
Quad-C Synoptek Holdings, LLC[5]	8/12/2022	3,265,610
Total North America		49,074,785
Total Common Stocks (Cost $55,894,685)		$60,539,244

Convertible Preferred Stocks (3.40%)
North America
Webster Cascade Aggregator, L.P.[4]	12/21/2022	6,910,080
Total North America		6,910,080
Total Convertible Preferred Stocks (Cost $6,414,198)		$6,910,080

Preferred Stock (4.72%)
North America
AHR Parent Holdings, L.P.[4]	8/3/2022	9,601,837
Total North America		9,601,837
Total Preferred Stocks (Cost $8,048,892)		$9,601,837
Total Direct Investments (Cost $70,357,776)		$77,051,161

Primary Investments (8.12%)[6]
Common Stock (8.12%)
Europe (0.50%)
Advent International GPE X-D SCSp[4]	1/31/2022	1,060,947
PSG Europe (Lux) II S.C.Sp.[4]	3/1/2022	(39,881)
Total Europe		$1,021,066
North America (7.62%)
One Equity Partners VIII-A, L.P.[4]	2/15/2022	8,747,320
Webster Capital V4	6/30/2022	6,753,951
Total North America		$15,501,271
Total Primary Investments (Cost $15,489,612)		$16,522,337

CARLYLE ALPINVEST PRIVATE MARKETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (UNAUDITED)

Secondary Investments (50.50%)[6]	Acquisition Date	Fair Value[2]
Common Stock (50.50%)
Europe (9.14%)
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG4,7	9/19/2022	13,529,192
Equistone SP I SCSp[4]	6/23/2022	5,063,364
Total Europe		$18,592,556
North America (37.41%)
Apollo Overseas Partners (Delaware 892) IX, L.P.[4]	3/31/2022	7,344,545
Apollo Overseas Partners (Delaware 892) X, L.P.[4]	7/21/2022	(8,730)
Clayton Dubliner and Rice XI5	6/30/2023	3,607,344
GA Continuity I (AM) Fund[5]	6/30/2023	159,098
GA Continuity I (HG) Fund[5]	6/30/2023	300,973
GA Continuity I (SNF) Fund[5]	6/30/2023	197,279
Investcorp North American Private Equity Parallel Fund I, L.P.[4]	2/17/2023	2,773,409
Investcorp North American Private Equity Realization Fund 2022, L.P.[4]	2/17/2023	6,112,006
Kinderhook PMQ Reinvestment Fund V-A, L.P.[4]	3/3/2022	5,138,234
Littlejohn Fund V, L.P.[4]	3/31/2022	2,739,131
Littlejohn Fund VI4	12/31/2022	2,718,459
Littlejohn Fund VI-A, L.P. [4]	3/31/2022	3,424,223
Odyssey Investment Partners Fund V4	12/31/2022	1,337,934
Odyssey Investment Partners Fund VI4	12/31/2022	1,704,992
OEP Neptune Fund I, SCSP[4,7]	4/24/2023	10,782,467
Quad-C Partners IX, L.P.[5]	12/31/2022	1,346,371
Quad-C Partners X, L.P. [4]	12/31/2022	887,866
Roark Capital Partners CF LP4	8/17/2022	7,391,728
Thoma Bravo Oasis Fund A, L.P. [4]	1/21/2022	6,217,353
TPG Healthcare Partners II, L.P. [4]	8/5/2022	6,585
TPG Partners IX, L.P. [4]	8/5/2022	14,393
TPG Partners VII, L.P. [4]	3/31/2022	1,603,200
TPG Partners VIII, L.P. [4,7]	3/31/2022	10,327,495
Total North America		$76,126,355
Rest of World (3.95%)
TPG Asia VII (B), L.P. [4]	4/20/2022	8,096,427
TPG ASIA VIII (B), L.P. [4]	7/1/2022	(55,307)
Total Rest of World		$8,041,120

Total Secondary Investments (Cost $88,216,312)		$102,760,031
Total Private Market Investments (Cost $174,063,700)		$196,333,529
Total Investments (106.74%) (Cost $195,031,623)		$217,216,895
Other Assets and Liabilities, Net ((6.74%))		(13,722,608)
Net Assets (100.00%)		$203,494,287

Investment Abbreviations:

L- London Interbank Offered Rate (LIBOR)

S- Secured Overnight Financing Rate (SOFR)

CARLYLE ALPINVEST PRIVATE MARKETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (UNAUDITED)

[1]

As of June 30, 2023, the below reference rates were in effect:
1M US L - 1 Month LIBOR as of June 30, 2023 was 5.22%

3M US L - 3 Month LIBOR as of June 30, 2023 was 5.55%

1M US S - 1 Month SOFR as of June 30, 2023 was 5.14%

3M US S - 3 Month SOFR as of June 30, 2023 was 5.27%

[2]

The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment, Primary Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment, Primary Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment, Primary Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Quarterly Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.

[3]

Private Markets Investments primarily consists of Direct Investments, Primary Investments, and Secondary Investments. Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.

[4]	Investments held in AlpInvest Seed Fund L.P.
[5]	Investments held in ACP 2022 Marvel Blocker LLC.
[6]	Investment does not issue shares.
[7]	Investment that exceeded five percent of net assets.
[8]	Non-income producing
[9]

Private Market Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2023 was $196,333,529, or 96.48% of net assets. As of June 30, 2023, the aggregate cost of each investment restricted to resale was $1,862,762, $9,354,241, $3,646,917, $2,991,548, $7,042,781, $1,766,014, $8,048,892, $9,235,967, $3,363,431, $4,356,463, $4,225,669, $6,414,198, $8,048,892, $1,140,195, ($36,858), $7,998,754, $6,387,521, $10,566,350, $4,786,067, $6,445,336, ($1,768), $3,109,551, $128,337, $231,450, $154,509, $2,548,856, $4,216,546, $4,338,609, $2,801,418, $2,753,595, $3,472,223, $1,190,653, $1,736,267, $9,076,150, $1,433,092, $894,204, $6,160,740, $4,203,670, $0, $0, $1,436,162, $8,785,083, $7,749,215, and $0, respectively, totaling, $174,063,700.

Carlyle AlpInvest Private Markets Fund

Notes to Quarterly Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

1. ORGANIZATION

Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023 ("Commencement of Operations").

The Fund’s Board provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“AlpInvest”). AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. AlpInvest entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with AlpInvest, the “Advisers”) and is responsible for the broadly syndicated loans investment strategy of the Fund’s assets. Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.

The Fund's investment objective is to seek long-term capital appreciation. The Fund will opportunistically allocate its assets across a global portfolio of private markets investments (“Private Markets Investments”). Private Markets Investments are expected to primarily consist of the following:

●	direct investments in the equity or debt of target companies ("Direct Investments"), typically alongside third-party managers;

●	purchases of existing interests in private equity or private credit funds ("Underlying Funds") and other private assets managed by Sponsors ("Secondary Investments");

●	direct subscriptions for new interests in Underlying Funds (“Primary Investments”); and

●	investments in privately placed bank loans and other debt instruments and loans to private companies.

●	broadly syndicated loans; and

●	short-term and liquid investments, including money market funds, short term treasuries, and/or other liquid investment vehicles.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets Investments.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The Consolidated Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America. The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The preparation of the Consolidated Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Schedule of Investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Fund and its wholly owned subsidiaries ("Subsidiaries"). The following is a summary of significant accounting policies used in preparing the Consolidated Schedule of Investments.

Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. The consolidated financial statements of the Fund include AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., and ACP 2022 Marvel Blocker LLC, all wholly-owned subsidiaries of the Fund.

Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, AlpInvest, as the Fund's investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the Fund’s investments, subject to the Board’s oversight.

The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820"). For Liquid investments that are publicly traded or for which market quotations are available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3, “Fair Value Measurements”.

3. FAIR VALUE MEASURMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

AlpInvest will adjust the fair value provided by the Underlying Funds' management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying Funds' management.

Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.

Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations and determines if price overrides or challenges are needed before final pricing is provided to AlpInvest. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of June 30, 2023:

Investments	Level 1	Level 2	Level 3	Total
Broadly Syndicated Loans	$–	$20,639,001	$244,365	$20,883,366
Direct Investments	–	–	77,051,161	77,051,161
Total	$–	$20,639,001	$77,295,526	$97,934,527

The Fund held Primary Investments and Secondary Investments with a fair value of $119,282,368, which are excluded from the fair value hierarchy as of June 30, 2023, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.